Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Credit Ratings of the Issuers of Debt Instruments (Details) - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument
Financial assets at fair value through other comprehensive income	$ 3,548,971	$ 2,088,345
Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,548,971	2,088,345
Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,548,971	2,088,345
Stage 1 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,548,971	2,088,345
Stage 1 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Without rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income